Related Party Transactions (Details) - Dec. 10, 2007 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Fujian Bafang [Member]
Related Party Transaction [Line Items]
Principal amount	$ 1.4	¥ 9.6